Alger Capital Appreciation Institutional Fund Shareholder Fees	Oct. 31, 2025 USD ($)
Class Z2 Shares [Member] | Alger Capital Appreciation Institutional Fund | Class Z-2
Prospectus [Line Items]
Shareholder Fee, Other	$ 0